Goodwill and Finite Lived Intangible Asset	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Finite Lived Intangible Asset
Goodwill and Finite Lived Intangible Asset

5. Goodwill and Finite Lived Intangible Assets

Goodwill amounted to $115,300 as of June 30, 2023 and December 31, 2022, all of which is expected to be deductible for tax purposes.

Finite lived intangible assets consist of the following:

As of June 30, 2023:	Useful Lives	Cost	Accumulated Amortization	Net
Technology, trademarks	3-10 yrs.	$1,216,800	$796,400	$420,400
Trade names	3-6 yrs.	592,300	303,800	288,500
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	179,800	192,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	699,800	360,700
Patents	5-7 yrs.	595,800	352,600	243,200
		$4,341,600	$2,836,400	$1,505,200

			Accumulated
As of December 31, 2022	Useful Lives	Cost	Amortization	Net
Technology, trademarks	3-10 yrs.	$1,216,800	$721,700	$495,100
Trade names	3-6 yrs.	592,300	266,000	326,300
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	163,800	208,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	602,000	458,500
Patents	5-7 yrs.	595,800	321,100	274,700
		$4,341,600	$2,578,600	$1,763,000

Total amortization expense was $127,800 and $134,400 for the three months ended June 30, 2023 and 2022, respectively.

Total amortization expense was $257,800 and $269,000 for the six months ended June 30, 2023 and 2022, respectively.

Estimated future fiscal year amortization expense of intangible assets as of June 30, 2023 is as follows:

As of June 30, 2023	Amount
Remainder of fiscal year ending 2023	$258,800
2024	506,100
2025	371,500
2026	193,800
2027	92,600
Thereafter	82,400
Total	$1,505,200

6. Goodwill and Finite Lived Intangible Asset

Goodwill represents the excess of the purchase price over the fair value of the net assets acquired in connection with the Company’s acquisitions. Goodwill amounted to $115,300 as of December 31, 2022, and as of June 30, 2022, respectively and $4,395,400 as of June 30, 2021, all of which is expected to be deductible for tax purposes.

The components of finite lived intangible assets are as follows:

	Useful Lives	Cost	Accumulated Amortization	Net
As of December 31, 2022
Technology, trademarks	3-10 yrs.	$1,216,800	$721,700	$495,100
Trade names	3-6 yrs.	592,300	266,000	326,300
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	163,800	208,400
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	602,000	458,500
Patents	5-7 yrs.	595,800	321,100	274,700
		$4,341,600	$2,578,600	$1,763,000

	Useful Lives	Cost	Accumulated Amortization	Net
As of June 30, 2022
Technology, trademarks	3-10 yrs.	$1,278,900	$653,400	$625,500
Trade names	3-6 yrs.	592,300	228,200	364,100
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	143,300	228,900
Sublicense agreements	10 yrs.	294,000	294,000	-
Non-compete agreements	4-5 yrs.	1,060,500	504,200	556,300
Patents	5-7 yrs.	594,300	289,300	305,000
		$4,402,200	$2,322,400	$2,079,800

	Useful Lives	Cost	Accumulated Amortization	Net
As of June 30, 2021
Technology, trademarks	5-10 yrs.	$364,700	$362,200	$2,500
Trade names	3-6 yrs.	592,300	152,600	439,700
Websites	3-7 yrs.	210,000	210,000	-
Customer relationships	4-10 yrs.	372,200	102,400	269,800
Sublicense agreements	10 yrs.	294,000	283,000	11,000
Non-compete agreements	4-5 yrs.	1,060,500	308,600	751,900
IPR&D	3-5 yrs.	852,100	134,800	717,300
Patents and other intangible assets	5-7 yrs.	591,500	225,900	365,600
		$4,337,300	$1,779,500	$2,557,800

Total amortization expense was $265,600, $273,900 for the six months ended December 31, 2022 and 2021 (unaudited), respectively and $542,900 and $146,900 for the years ending June 30, 2022 and 2021, respectively.

Estimated future amortization expense of intangible assets as of December 31, 2022 is as follows:

As of December 31,
2023	$516,600
2024	506,100
2025	371,500
2026	193,800
2027	92,600
Thereafter	82,400
Total	$1,763,000

Impairment Loss

As referenced to “Restatement of Prior Period” in Note 1 above, during the preparation of its audited financial statements for the six-month transition period July 1, 2022 to December 31, 2022, the Company identified an error in the use of future projections and weighted average cost of capital used in the annual goodwill impairment testing of the Company’s Bioprocessing Systems segment. As a result of the annual goodwill impairment analysis, the Company determined the carrying value of the Bioprocessing Systems reporting unit exceeded its fair value and therefore the associated goodwill was impaired. Upon further analysis of the error, the Company determined that a goodwill impairment charge to the Bioprocessing Systems segment should have been applied in the fiscal year ended June 30, 2022. As a result of restating the fiscal year ended June 30, 2022 consolidated financial statements, the Company recorded a goodwill impairment charge of $4,280,100 to the goodwill of the Bioprocessing Systems reporting unit as the excess of carrying value over fair value was higher than the recorded amount of goodwill for the reporting unit. As of December 31, 2022 there was no remaining goodwill to the Bioprocessing System reporting unit.

During the six months ended December 31, 2022, the Company determined a technology intangible asset in the Bioprocessing segment was impaired and wrote it down by $51,500, net of accumulated amortization, to its estimated fair value of $0. There was no impairment of intangible assets for six months ended December 31, 2021 (unaudited) or for the years ending June 30, 2022 and 2021, respectively.